ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
NOTE PAYABLE
Accrued compensation	$ 138,707	$ 128,942
Accrued interest	23,185	0
Accrued sales tax	23,525	140,683
Accrued franchise tax	11,832	5,000
Accrued professional fees and other payables	176,238	204,456
Total accrued liabilities	$ 373,487	$ 479,081